Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of cash and cash equivalents [line items]
Summary of Cash and Cash Equivalents	As of December 31, cash and cash equivalents were as follows:

	2024	2023
Own Balances	189,029	222,808
Merchant Clients Funds	236,143	313,352
Total	425,172	536,160